Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Schedule of fair value assets measured on a recurring basis
The following table presents the Company’s financial assets and liabilities that are measured at fair value on a recurring basis and the level of inputs used in such measurements (in thousands):

	December 31, 2023
	Balance	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities
Oramed Note	$104,089	$—	$—	$104,089
Convertible Debentures	4,340	—	—	4,340
Derivative liabilities	1,518	—	—	1,518
Other long-term liabilities	179	—	—	179

Total liabilities measured at fair value	$110,126	$—	$—	$110,126

	December 31, 2022
	Balance	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities
Derivative liabilities	$1,231	$—	$—	$1,231
Other long-term liabilities	163	—	—	163

Total liabilities measured at fair value	$1,394	$—	$—	$1,394

Schedule of convertible debentures	A summary of inputs used in valuing the Convertible Debentures is as follows:

December 31, 2023
Risk -Free Rate	5.31%
Corporate Bond Yield	15.60%
Coupon Interest Rate	7.0%
Volatility	70.0%
Dividend Yield	0.0%
Conversion Price	$8.00

Schedule of the derivative liabilities measured at fair value using significant unobservable inputs Level 3
The following table includes a summary of the derivative liabilities measured at fair value during the three years ended December 31, 2023, 2022 and 2021 (in thousands):

Fair Value
Ending Balance as of December 31, 2020	$35,400
Re-measurement of fair value	300

Ending Balance as of December 31, 2021	35,700
Private warrant liability acquired as part of the Business Combination	2,545
Forfeiture of Private Warrants	1,696
Change in fair value measurement	(38,710)

Ending Balance as of December 31, 2022	1,231
Change in fair value measurement	512
Forfeiture of Private Warrants	(225)

Ending Balance as of December 31, 2023	$1,518

Schedule of quantitative information regarding Level 3 fair value measurements	The primary unobservable input utilized in determining the fair value of the warrant is the expected volatility of the Common Stock. The expected volatility assumption is based on historical volatilities of comparable companies whose share prices are publicly available as well as the implied volatility of the Public Warrants (see Note 9). A summary of the inputs used in valuing the derivative warrant liabilities is as follows:

	December 31, 2023	December 31, 2022
Equity value	$2.04	$3.99
Exercise price	$11.50	$11.50
Term, in years	3.86	4.86
Volatility	76.0%	35.0%
Risk-free rate	3.90%	3.94%
Dividend yield	0.0%	0.0%
Call option value	$0.42	$0.30